Loans receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans receivable
Repayments		$ 49	$ 3,980
Balance at the Beginning	$ 123	8
New loans granted	31,659	123
Repayments of principal	746		508
Interest charged	1,404
Interest received		7
Foreign exchange (gain) / loss	40	(1)
Expected credit losses	(28,475)
Write-off of loans receivable	(171)
Balance at the End	$ 3,834	$ 123	$ 8